DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
DERIVATIVE ASSETS
Derivative financial assets		$ 0.7	$ 0.0
DERIVATIVE LIABILITIES
Total derivative liabilities		5.5	6.0
Unsettled provisionally priced concentrate derivatives, and swap contracts
DERIVATIVE LIABILITIES
Derivative financial liabilities	[1]	0.7	1.9
Copper price option contract
DERIVATIVE ASSETS
Derivative financial assets	[2]	0.7	0.0
DERIVATIVE LIABILITIES
Derivative financial liabilities	[2]	0.0	4.1
Gold Price Option Contract
DERIVATIVE LIABILITIES
Derivative financial liabilities	[2]	$ 4.8	$ 0.0

[1]	Unsettled provisionally priced concentrate derivatives are included within trade and other receivables in the statement of financial position.
[2]	As at December 31, 2018, copper price option contracts are included within prepaids and other in the statement of financial position and gold price option contracts are included within trade and other payables in the statement of financial position. As at December 31, 2017, copper price option contracts are included within trade and other payables in the statement of financial position.